Cover	Nov. 26, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 26, 2021
Entity File Number	001-40857
Entity Registrant Name	Maxpro Capital Acquisition Corp.
Entity Central Index Key	0001874259
Entity Tax Identification Number	87-1015109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5/F-4, No. 89
Entity Address, Address Line Two	Songren Road, Xinyi District
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	11073
City Area Code	886
Local Phone Number	2 7713 7952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	JMACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	JMAC
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	JMACW
Security Exchange Name	NASDAQ